NEUBERGER HIGH YIELD STRATEGIES FUND INC.

A Maryland Corporation

AMENDED AND RESTATED BYLAWS

December 11, 2025

1605049297.2

TABLE OF CONTENTS

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ARTICLE XI…………………………….………………………………………………………20

EXCLUSIVE FORUM…………………………………………………………………20

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AMENDED AND RESTATED BYLAWS

OF

NEUBERGER HIGH YIELD STRATEGIES FUND INC.

(A MARYLAND CORPORATION)

ARTICLE I
NAME OF CORPORATION,

LOCATION OF OFFICES AND SEAL

Section 1.  Name.  The name of the Corporation is Neuberger High Yield Strategies Fund Inc.

Section 2.  Principal Office.  The principal office of the Corporation in the State of Maryland shall be located in the City of Baltimore. The Corporation may, in addition, establish and maintain such other offices and places of business as the Board of Directors may, from time to time, determine.

Section 3.  Seal.  The corporate seal of the Corporation shall be circular in form and shall bear the name of the Corporation, the year of its incorporation, and the word “Maryland.” The form of the seal shall be subject to alteration by the Board of Directors and the seal may be used by causing it or a facsimile to be impressed or affixed or printed or otherwise reproduced. Any officer or director of the Corporation shall have authority to affix the corporate seal of the Corporation to any document requiring the same.

ARTICLE II
STOCKHOLDERS

Section 1.  Annual Meetings.  An annual meeting of stockholders shall be held as required and for the purposes prescribed by the Investment Company Act of 1940, as amended (“1940 Act”), and the laws of the State of Maryland and for the election of directors and the transaction of such other business as may properly come before the meeting, except that no annual meeting is required to be held in any year in which the election of directors is not required to be acted upon by the 1940 Act. Except for the first fiscal year of the Corporation, the meeting shall be held annually at a date and time set by the Board of Directors at the Corporation’s principal office or at such other place within the United States as the Board of Directors shall select.  Failure to hold an annual meeting does not invalidate the Corporation’s existence or affect any otherwise valid corporate acts.

Section 2.  Special Meetings.  Special meetings of stockholders may be called at any time by the Chair of the Board (“Chair”), the Chief Executive Officer, the President, any Vice President, or by a majority of the Board of Directors, and shall be held at such date, time and place as may be stated in the notice of the meeting.

            A special meeting of the stockholders may be called by the Secretary upon the written request of the holders of shares entitled to vote a majority of all the votes entitled to be cast at such meeting, provided that (a) such request shall state the purpose of such meeting and the matters proposed to be acted on, and (b) the stockholders requesting such meeting shall have paid to the Corporation the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such stockholders.  The matters to be acted upon at any such special meeting of stockholders shall be limited to only such matters as shall be set forth in the Corporation’s notice of such meeting and brought properly before the meeting in compliance with the procedures set forth in this Article II.

If at any time as a result of revocations of requests for a meeting, there are no longer unrevoked requests from stockholders of record entitled to cast votes equal to at least a majority of all the votes entitled to be cast at such meeting the Secretary may refrain from mailing the notice of the meeting (and cancel the meeting) or, if the notice of the meeting has been mailed, the Secretary may revoke the notice of the meeting. Any request for a meeting received after a revocation by the Secretary of a notice of a meeting shall be considered a request for a new meeting.

Section 3.  Notice of Meetings.  The Secretary shall cause notice of the place, date and hour, and, in the case of a special meeting, the purpose or purposes for which the meeting is called, to be mailed, postage prepaid, not less than ten nor more than 90 days before the date of the meeting, to each stockholder entitled to vote at such meeting at his or her address as it appears on the records of the Corporation at the time of such mailing. Notice shall be deemed to be given when deposited in the United States mail addressed to the stockholders as aforesaid. Notice of any stockholders' meeting need not be given to any stockholder who shall sign a written waiver of such notice whether before or after the time of such meeting, or to any stockholder who is present at such meeting in person or by proxy. Notice of adjournment of a stockholders’ meeting to another time or place need not be given if such time and place are announced at the meeting. Irregularities in the notice of any meeting to, or the nonreceipt of any such notice by, any of the stockholders shall not invalidate any action otherwise properly taken by or at any such meeting.

Section 4.  Quorum and Adjournment of Meetings.  The presence at any stockholders’ meeting, in person or by proxy, of stockholders entitled to cast 33 1/3% of the votes entitled to be cast at the meeting shall be necessary and sufficient to constitute a quorum for the transaction of business. Subject to the rules established by the chairperson of the stockholders’ meeting, in the absence of a quorum, the holders of a majority of shares entitled to vote at the meeting and present in person or by proxy, or, if no stockholder entitled to vote is present in person or by proxy, the chairperson of the stockholders’ meeting or any officer present entitled to preside or act as secretary of such meeting may adjourn the meeting without determining the date of the new meeting or from time to time without further notice to a date not more than 120 days after the original record date. Any business that might have been transacted at the meeting originally called may be transacted at any such adjourned meeting at which a quorum is present.

Section 5.  Voting and Inspectors.  Except as otherwise provided in the Articles of Incorporation or by applicable law, at each stockholders’ meeting each stockholder shall be entitled to one vote for each share of stock of the Corporation validly issued and outstanding and registered in his or her name on the books of the Corporation on the record date fixed in accordance with these Bylaws, except that no shares held by the Corporation shall be entitled to a vote. If no record date has been fixed, the record date for the determination of stockholders entitled to notice of or to vote at a meeting of stockholders shall be the later of the close of business on the day on which notice of the meeting is mailed or the 30th day before the meeting, or, if notice is waived by all stockholders, at the close of business on the tenth day next preceding the day on which the meeting is held.

Except as otherwise provided in the Articles of Incorporation or these Bylaws or as required by the 1940 Act, all matters shall be decided by a vote of the majority of the votes validly cast. A director shall be elected by a majority of the outstanding shares of the Corporation entitled to vote thereon.  The vote upon any question shall be by ballot whenever requested by any person entitled to vote, but, unless such a request is made, voting may be conducted in any way approved by the chairperson of the meeting.

At any meeting at which there is an election of Directors, the chairperson of the meeting may, and upon the request of the holders of 10% of the stock entitled to vote in such election shall, appoint one or more inspectors of election who shall first subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall, after the election, make a certificate of the result of the vote taken. No candidate for the office of Director shall be appointed as an inspector.

Section 6.  Validity of Proxies.  At all meetings of stockholders, every stockholder of record entitled to vote thereat shall be entitled to vote either in person or by proxy, which term shall include proxies provided through written, electronic, telephonic, computerized, facsimile, telecommunication, or telex communication. The right to vote by proxy shall exist only if the instrument authorizing such proxy to act shall have been signed by the stockholder or by his or her duly authorized attorney (who may be so authorized by a writing or by any non-written means permitted by the laws of the State of Maryland). Unless a proxy provides otherwise, it shall not be valid more than eleven months after its date. All proxies shall be delivered to the Secretary of the Corporation or to the person acting as Secretary of the meeting before being voted, who shall decide all questions concerning qualification of voters, the validity of proxies, and the acceptance or rejection of votes; provided, however, all such questions shall be decided by the inspector or inspectors of election if appointed. A proxy with respect to stock held in the name of two or more persons shall be valid if executed by one of them unless at or prior to exercise of such proxy the Corporation receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a stockholder shall be deemed valid unless challenged at or prior to its exercise.

Section 7.  Stock Ledger and List of Stockholders.  It shall be the duty of the Secretary or Assistant Secretary of the Corporation to cause an original or duplicate stock ledger to be maintained at the principal office of the Corporation or, if the Corporation employs a transfer agent, at the office of the Corporation's transfer agent. Such stock ledger may be in written form or any other form capable of being converted into written form within a reasonable time for visual inspection. Any one or more persons, each of whom has been a stockholder of record of the Corporation for more than six months next preceding such request, who owns in the aggregate 5% or more of the outstanding capital stock of any class of the Corporation, may submit (unless the Corporation at the time of the request maintains a duplicate stock ledger at its principal office in Maryland) a written request to any officer of the Corporation or its resident agent in Maryland for a list of the stockholders of the Corporation. Within 20 days after such a request, there shall be prepared and filed at the Corporation’s principal office in Maryland a list containing the names and addresses of all stockholders of the Corporation and the number of shares of each class held by each stockholder, certified as correct by an officer of the Corporation, by its stock transfer agent, or by its registrar.

Section 8.  Action Without Meeting.  Any action required or permitted to be taken by stockholders at a meeting of stockholders may be taken without a meeting if (a) all stockholders entitled to vote on the matter consent to the action in writing or by electronic transmission, (b) all stockholders entitled to notice of the meeting but not entitled to vote at it deliver a waiver in writing or by electronic transmission of any right to dissent, and (c) the consents and waivers are filed with the records of the meetings of stockholders. Such consent shall be treated for all purposes as a vote at the meeting.

Section 9.  Nomination.  Subject to the rights of holders of any class or series of stock having a preference over the Corporation's common stock as to dividends or upon liquidation, nominations for the election of directors may be made by the Board of Directors or a committee appointed by the Board of Directors or by any stockholder entitled to vote in the election of directors. However, any stockholder entitled to vote in the election of directors at a meeting may only nominate a director for whom that stockholder would be entitled to vote and must do so by notice in writing delivered or mailed by first-class United States mail, postage prepaid, to the Secretary of the Corporation, and received by the Secretary at the principal executive office of the Corporation (a) with respect to any nomination to be introduced at an annual meeting of stockholders, not later than the close of business on the 120th day prior to the first anniversary of the date of mailing of the notice for the preceding year’s annual meeting nor earlier than the close of business on the 150th day prior to the first anniversary of the date of mailing of the notice for the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced or delayed by more than 30 days from the anniversary date of the preceding year’s annual meeting, notice by the stockholder to be timely must be received no earlier than the close of business on the 120th day prior to the date of such annual meeting, and no later than the later to occur of (i) the close of business on the 90th day prior to the date of such annual meeting or (ii) the close of business on the 10th day following the day on which public announcement of the date of such meeting is first made by the Corporation; and (b) with respect to any nomination to be introduced at a special meeting of stockholders, not earlier than the close of business on the 120th day prior to such special meeting and not later than the close of business on the later of (i) the 90th day prior to such special meeting or (ii) the 10th day following the day on which public announcement is first made of the date of the special meeting. In no event shall the public announcement of an adjournment or postponement of an annual meeting to a later date or time commence a new time period for the giving of a stockholder’s notice as described above.

Each such notice shall set forth: (a) the name, age, business address and residence address of the person or persons to be nominated; (b) with respect to each such nominee, whether the stockholder who intends to make the nomination believes such nominee is, or is not, an “interested person” of the Corporation, as defined in the 1940 Act, and the basis for that belief together with such information regarding such nominee (including, without limitation, a completed nominee questionnaire provided by the Fund) that is sufficient, in the discretion of the Board of Directors or any committee thereof or any authorized officer of the Corporation, to make such determination; (c) a representation that the stockholder who intends to make the nomination is a holder of record or beneficial owner of stock of the Corporation entitled to vote at such meeting for each such nominee (together with such proof thereof as would meet the requirements for proposals that are to be included in the Corporation’s proxy statements pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or any successor to such Rule) and intends to appear in person or by proxy at the meeting to nominate the person or persons specified in the notice; (d) a representation that that each nominee will sit for an interview with one or more Directors or their representatives, which interview may, in the discretion of the Directors, be conducted by means of remote communication; (e) as to the stockholder who intends to make the nomination and each Stockholder Associated Person (as defined below), (i) the class and number of shares of stock which are owned by such stockholder and each Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date), (ii) the nominee holder for, and number of shares of stock owned beneficially but not of record by such stockholder and by each Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date), (iii) the date shares of stock identified in (i) and (ii) were acquired and the investment intent of such acquisition; and (iv) whether and the extent to which any hedging or other transaction or series of transactions has been entered into, or any other agreement, arrangement or understanding, whether written or oral (including any derivative or short positions, profit interests, options, warrants, stock appreciation or similar rights, hedging transactions, and borrowed or loaned stock) has been made, by or on behalf of the nominee and any stockholder, the effect or intent of which is to mitigate loss to or manage risk of share price changes for, or to increase or decrease the voting power of, such stockholder or any such Stockholder Associated Person or any proposed nominee, with respect to any shares of stock of the Corporation, including any such activity effected by the use of securities or other instruments of any other issuer (collectively, “Hedging Activities”), in effect as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (f) as to the stockholder giving the notice and any Stockholder Associated Person covered by this Section 9, the name and address of such stockholder, as they appear on the Corporation’s stock ledger and current name and address, if different; (g) to the extent known by the stockholder giving the notice, the name and address of any other stockholder supporting the nomination on the date of such stockholder’s notice; (h) a representation whether the stockholder or any Stockholder Associated Person intends to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the outstanding shares of stock required to approve the nomination and/or otherwise to solicit proxies from stockholders in support of the nomination; (i) all other information relating to the person or persons to be nominated that is required to be disclosed in solicitations of proxies for election of directors in an election contest (even if an election contest is not involved), or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder; (j) a description of all agreements, arrangements, or understandings (whether written or oral) between the nominee and any stockholder related to, and any material interest of such stockholder in, such nomination, including any anticipated benefit therefrom to such nominee; (k) a description of all commercial and professional relationships and transactions between or among the nominee or any stockholder, and any other person or persons known to such nominee or stockholder to have a material interest in such nomination, including the nominating stockholder and Stockholder Associated Person; (l) the investment strategy or objective, if any, of such stockholder and each Stockholder Associated Person who is not an individual and a copy of the prospectus, offering memorandum or similar document, if any, provided to investors or potential investors in such stockholder and each such

Stockholder Associated Person; and (m) a statement certifying as to the completeness and accuracy of the information provided.

In addition, (a) if requested by the Board of Directors, each proposed nominee will sit for an interview with one or more Directors or their representatives, which interview may, in the discretion of the Directors, be conducted by means of remote communication; (b) each proposed nominee shall, as required by the Directors, consent to and cooperate with a background screening conducted by a background screening company with experience in conducting background screenings of public company directors selected by the Directors; (c) each proposed nominee and/or any nominating stockholder shall furnish any other information the Directors may reasonably request regarding any such proposed nominee and/or such nominating stockholder, and such other information shall be received by the Secretary at the principal executive offices of the Fund not later than seven (7) calendar days after the first request by or on behalf of the Directors for such other information was sent to such stockholder, Stockholder Associated Person, or proposed nominee; (d) an individual nominated or seated as a Director shall not be an employee, officer, partner, member, director or 5% or greater stockholder in any investment adviser (other than the Corporation’s investment adviser or any investment adviser affiliated with the Corporation’s investment adviser), collective investment vehicle primarily engaged in the business of investing in “investment securities” (as defined in the 1940 Act) (an “investment company”) or entity controlling or controlled by any investment adviser (other than the Corporation’s investment adviser or any investment adviser affiliated with the Corporation’s investment adviser) or investment company unless a majority of the Board of Directors shall have determined by resolution that such relationship will not present undue conflicts or impede either the ability of the individual to discharge the duties of a Director or the free flow of information between the Corporation’s investment adviser and the Board of Directors; and (e) each proposed nominee shall, as required by the Directors, agree to the Board Governance Policies adopted by the Directors.

The Board of Directors, or a Committee of the Board acting through delegated authority, will determine whether the nomination meets the requirements to be presented for a vote of stockholders. A nomination that fails to fully satisfy the requirements of this Section 9 will be rendered ineffective for failure to satisfy the requirements of these Bylaws. The chairperson of the meeting may refuse to acknowledge a nomination by any stockholder that is not made in compliance with the foregoing procedure.

For purposes of this Section 9 and Section 10 below, (a) the “date of mailing of the notice” shall mean the date of the proxy statement for the solicitation of proxies for election of Directors and (b) “public announcement” shall mean disclosure (i) in a press release either transmitted to the principal securities exchange on which the Corporation’s common stock is traded or reported by a recognized news service or (ii) in a document publicly filed by the Corporation with the Securities and Exchange Commission.

For purposes of this Section 9 and Section 10 below, “Stockholder Associated Person” of any stockholder shall mean (a) any person controlling, controlled by or under common control with, directly or indirectly, or acting in concert with, such stockholder (including, without limitation, any person who is a member of a “group” for purposes of Section 13(d) of the Exchange Act, or any successor provision, that includes such stockholder), (b) any beneficial owner of shares of stock owned of record or beneficially by such stockholder and (c) any person controlling, controlled by or under common control with any such person named in (a) or (b).

Section 10.  Stockholder Proposal.  Any stockholder who is entitled to vote in the election of Directors and who meets the requirements of the proxy rules under the Exchange Act, may submit to the Board of Directors a proposal to be considered for submission to the stockholders of the Corporation for their vote. Proposals for the Board’s consideration (other than proposals made under Rule 14a-8 of the Exchange Act) must be submitted by notice in writing delivered or mailed by first-class United States mail, postage prepaid, to the Secretary of the Corporation, and received by the Secretary at the principal executive office of the Corporation (a) with respect to any proposal to be introduced at an annual meeting of stockholders, not later than the close of business on the 120th day prior to the first anniversary of the date of mailing of the notice for the preceding year’s annual meeting nor earlier than the close of business on the 150th day prior to the first anniversary of the date of mailing of the notice for the preceding year’s annual meeting; provided, however, that in the event that the date of the annual meeting is advanced or delayed by more than 30 days from the anniversary date of the preceding year’s annual meeting, notice by the stockholder to be timely must be received no earlier than the close of business on the 120th day prior to the date of such annual meeting, and no later than the later to occur of (i) the close of business on the 90th day prior to the date of such annual meeting or (ii) the close of business on the 10th day following the day on which public announcement of the date of such meeting is first made by the Corporation; and (b) with respect to any proposal to be introduced at a special meeting of stockholders, not earlier than the close of business on the 120th day prior to such special meeting and not later than the close of business on the later of (i) the 90th day prior to such special meeting or (ii) the 10th day following the day on which public announcement is first made of the date of the special meeting. In no event shall the public announcement of an adjournment or postponement of an annual meeting to a later date or time commence a new time period for the giving of a stockholder’s notice as described above.

Each such notice shall set forth: (a) the proposal to be introduced, the reasons for proposing such business at the meeting and any material interest in such business of such stockholder and any Stockholder Associated Person (as defined above), individually or in the aggregate, including any anticipated benefit to the stockholder and any Stockholder Associated Person therefrom; (b) a representation that the stockholder is a holder of record or beneficial owner of stock of the Corporation entitled to vote on such proposal at such meeting (together with such proof thereof as would meet the requirements for proposals that are to be included in the Corporation’s proxy statements pursuant to Rule 14a-8 under the Exchange Act, or any successor to such Rule) and intends to appear in person or by proxy at the meeting to introduce the proposal or proposals, specified in the notice; (c) as to the stockholder giving the notice and each Stockholder Associated Person, (i) the class and number of shares of stock which are owned by such stockholder and each Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date), (ii) the nominee holder for, and number of shares of stock owned beneficially but not of record by such stockholder and by each Stockholder Associated Person, as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date), (iii) the date shares of stock identified in (i) and (ii) were acquired and the investment intent of such acquisition; and (iv) whether and the extent to which any Hedging Activities (as defined above) have been made, by or on behalf of any stockholder,  in effect as of the date of such notice (which information shall be supplemented by such stockholder not later than five business days after the record date for the meeting to disclose such information as of the record date); (d) as to the stockholder giving the notice and any Stockholder Associated Person covered by this Section 10, the name and address of such stockholder, as they appear on the Corporation’s stock ledger and current name and address, if different; (e) to the extent known by the stockholder giving the notice, the name and address of any other stockholder supporting the proposal to be introduced on the date of such stockholder’s notice; (f) a representation whether the stockholder or any Stockholder Associated Person intends to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the outstanding shares of stock required to approve the proposal and/or otherwise to solicit proxies from stockholders in support of the proposal; (g) all other information relating to the stockholder or any Stockholder Associated Person that is required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitations of proxies by such stockholder with respect to the proposed business to be brought by such person before the meeting, or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act and the rules thereunder; (h) a description of any agreement, arrangement or understanding (whether written or oral) with respect to the proposal between or among the stockholder and such beneficial owner, any of their respective Stockholder Associated Persons, and any other person or persons (including their names) in connection with the proposal of such business and any material interest of such person or any Stockholder Associated Person of such person, in such business, including any anticipated benefit therefrom to such Person, or any Stockholder Associated Person of such person; (i) a description of all commercial and professional relationships and transactions between or among such stockholder and such beneficial owners or their respective Stockholder Associated Person, and any other person or persons known to such stockholder and such beneficial owners or their respective Stockholder Associated Person to have a material interest in the matter that is the subject of such notice; (j) the investment strategy or objective, if any, of such stockholder or each Stockholder Associated Person who is not an individual and a copy of the prospectus, offering memorandum or similar document, if any, provided to investors or potential investors in such stockholder and each such Stockholder Associated Person; and (k) a statement certifying as to the completeness and accuracy of the information provided.

The Board of Directors, or a Committee of the Board acting through delegated authority, will determine whether the proposal meets the requirements to be presented for a vote of stockholders. If information submitted by a stockholder providing notice of a proposal to be considered for submission to the stockholders of the Corporation for their vote shall fail to fully satisfy the requirements of this Section 10, the notice shall be ineffective for failure to satisfy the requirements of these Bylaws. The chairperson of the meeting may refuse to acknowledge the introduction of any stockholder proposal not made in compliance with the foregoing procedure.

Section 11.  Accuracy of Information. Upon written request by the Secretary or the Board of Directors or any committee thereof or any authorized officer of the Corporation, any stockholder proposing a nominee for election as a Director or any proposal to be considered for submission to the stockholders of the Corporation for their vote shall provide, within five business days of delivery of such request (or such other period as may be specified in such request), (a) written verification, satisfactory, in the discretion of the Board of Directors or any committee thereof or any authorized officer of the Corporation, to demonstrate the accuracy of any information submitted by the stockholder pursuant to this Article and (b) a written update of any information previously submitted by the stockholder pursuant to this Article as of an earlier date.  If information submitted by any stockholder pursuant to this Article is not verified satisfactorily in the discretion of the Board of Directors or any committee thereof or any authorized officer of the Corporation, such information may be deemed to be insufficient for purposes of this Article.  If a stockholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was requested shall be deemed not to have been provided in accordance with this Article.

Section 12.  Organization.  Every meeting of stockholders shall be conducted by an individual appointed by the Board of Directors to be chairperson of the meeting or, in the absence of such appointment or appointed individual, by the Chair of the Board, if any, or, in the case of a vacancy in the office or absence of the Chair of the Board, by one of the following officers present at the meeting in the following order:  the Vice Chair of the Board, if any, the Chief Executive Officer, the President, any Executive Vice Presidents in order of their rank and seniority, any Vice Presidents in order of their rank and seniority, the Secretary, the Treasurer, or, in the absence of such Director or officers, a chairperson chosen by the stockholders by the vote of a majority of the votes cast by stockholders present in person or by proxy.  The Secretary, or, in the Secretary’s absence, an Assistant Secretary, or, in the absence of both the Secretary and Assistant Secretaries, an individual appointed by the Board of Directors, or, in the absence of such appointment, an individual appointed by the chairperson of the meeting shall act as secretary of the meeting.  In the event that the Secretary presides at a meeting of the stockholders, an Assistant Secretary, or, in the absence of Assistant Secretaries, an individual appointed by the Board of Directors or the chairperson of the meeting, shall record the minutes of the meeting.  The order of business and all other matters of procedure at any meeting of stockholders shall be determined by the chairperson of the meeting.

The chairperson of the meeting may prescribe such rules, regulations and procedures and take such action as, in the discretion of such chairperson and without any action by the stockholders, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting admission to the time set for the commencement of the meeting; (b) limiting attendance at the meeting to stockholders of record of the Corporation, their duly authorized proxies and other such individuals as the chairperson of the meeting may determine; (c) limiting participation at the meeting on any matter to stockholders of record of the Corporation entitled to vote on such matter, their duly authorized proxies and other such individuals as the chairperson of the meeting may determine; (d) limiting the time allotted to questions or comments by participants; (e) determining when and for how long the polls should be open and when the polls should be closed; (f) maintaining order and security at the meeting; (g) removing any stockholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairperson of the meeting; (h) concluding a meeting or recessing or adjourning the meeting to a later date and time and at a place announced at the meeting; and (i) complying with any state and local laws and regulations concerning safety and security.  Unless otherwise determined by the chairperson of the meeting, meetings of stockholders shall not be required to be held in accordance with the rules of parliamentary procedure.

ARTICLE III
BOARD OF DIRECTORS

Section 1.  Powers.  Except as otherwise provided by operation of law, by the Articles of Incorporation, or by these Bylaws, the business and affairs of the Corporation shall be managed under the direction of and all the powers of the Corporation shall be exercised by or under authority of its Board of Directors.

Section 2.  Number and Term of Directors.  Except for the initial Board of Directors, the Board of Directors shall consist of not fewer than three nor more than sixteen Directors, as specified by a resolution of a majority of the entire Board of Directors. Except for the initial Board of Directors, the Board of Directors shall at all times be divided as equally as possible into three classes of directors, designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III directors shall expire at the annual meeting of stockholders held in 2003, 2004, and 2005, respectively, and at each third annual meeting of stockholders thereafter. At least one member of the Board of Directors shall be a person who is not an “interested person” of the Corporation, as that term is defined in the 1940 Act. All other directors may be interested persons of the Corporation if the requirements of the 1940 Act and the rules and regulations thereunder are met by the Corporation and its investment adviser. Directors need not be stockholders of the Corporation. All acts done at any meeting of the Directors or by any person acting as a Director, so long as his or her successor shall not have been duly elected or appointed, shall, notwithstanding that it be afterwards discovered that there was some defect in the election of the Directors or of such person acting as a Director or that they or any of them were disqualified, be as valid as if the Directors or such other person, as the case may be, had been duly elected and were or was qualified to be Directors or a Director of the Corporation. Each Director shall hold office until his or her successor is elected and qualified or until his or her earlier death, resignation or removal.

Section 3.  Election.  At the first annual meeting of stockholders, Directors shall be elected by vote of the holders of a plurality of the shares present in person or by proxy and entitled to vote thereon. Thereafter, except as otherwise provided in these Bylaws, the Directors shall be elected by the stockholders at a meeting held on a date fixed by the Board of Directors and a Director shall be elected by a majority of the outstanding shares of the Corporation entitled to vote thereon.

Section 4.  Vacancies and Newly Created Directorships.  If any vacancies shall occur in the Board of Directors by reason of death, resignation, removal or otherwise, or if the authorized number of Directors shall be increased, the Directors then in office shall continue to act, and such vacancies (if not previously filled by the stockholders) may be filled by a majority of the Directors then in office, although less than a quorum, except that a newly created Directorship may be filled only by a majority vote of the entire Board of Directors; provided, however, that if the stockholders of any class of the Corporation's capital stock are entitled separately to elect one or more directors, a majority of the remaining directors elected by that class (if any) may fill any vacancy among the number of directors elected by that class; provided further, however, that, at any time that there are stockholders of the Corporation, immediately after filling such vacancy at least two-thirds (2/3) of the Directors then holding office shall have been elected to such office by the stockholders of the Corporation. In the event that at any time, other than the time preceding the first annual stockholders’ meeting, less than a majority of the Directors of the Corporation holding office at that time were elected by the stockholders, a meeting of the stockholders shall be held promptly and in any event within 60 days for the purpose of electing Directors to fill any existing vacancies in the Board of Directors, unless the Securities and Exchange Commission shall by rule or order extend such period.

Section 5.  Removal.  At any stockholders’ meeting duly called, provided a quorum is present, the stockholders may remove any director from office, but only for cause, and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed director or directors. An affirmative vote of 75% of the then outstanding shares of the Corporation’s capital stock entitled to vote for such director shall be required to remove a director for cause.  After the initial issuance of any shares of the Corporation’s capital stock, this section may be amended only by the affirmative vote of 75% of the shares of the Corporation outstanding.

Section 6.  Chair of the Board.  The Board of Directors may, but shall not be required to, elect a Chair of the Board. Any Chair of the Board shall be elected from among the Directors of the Corporation and may hold such office only so long as he or she continues to be a Director. The Chair, if any, shall preside at all stockholders’ meetings and at all meetings of the Board of Directors, and may be ex officio a member of all committees of the Board of Directors. The Chair, if any, shall have such powers and perform such duties as may be assigned from time to time by the Board of Directors.

Section 7.  Annual and Regular Meetings.  The annual meeting of the Board of Directors for choosing officers and transacting other proper business shall be held at such time and place as the Board may determine. The Board of Directors from time to time may provide by resolution for the holding of regular meetings and fix their time and place within or outside the State of Maryland. Except as otherwise provided in the 1940 Act, notice of such annual and regular meetings need not be given, provided that notice of any change in the time or place of such meetings shall be sent promptly to each Director not present at the meeting at which such change was made, in the manner provided for notice of special meetings. Except as otherwise provided under the 1940 Act, members of the Board of Directors or any committee designated thereby may participate in a meeting of such Board or committee by means of a conference telephone or similar communications equipment that allows all persons participating in the meeting to hear each other at the same time.  Unless provided otherwise by statute or regulation, participation in a meeting by such means shall constitute presence in person at the meeting.

Section 8.  Special Meetings.  Special meetings of the Board of Directors shall be held whenever called by the Chair of the Board, the Chief Executive Officer, the President (or, in the absence or disability of the President, by any Vice President), the Treasurer or by two or more Directors, at the time and place (within or without the State of Maryland) specified in the respective notice or waivers of notice of such meetings. Notice of special meetings, stating the time and place, shall be (a) mailed to each Director at his or her residence or regular place of business at least three days before the day on which a special meeting is to be held or (b) delivered to him or her personally or transmitted to him or her by telegraph, telecopy, telex, cable, wireless or other electronic means at least one day before the meeting.

Section 9.  Waiver of Notice.  No notice of any meeting need be given to any Director who is present at the meeting or who waives notice of such meeting in writing or by electronic transmission (which waiver shall be filed with the records of such meeting), either before or after the time of the meeting.

Section 10.  Quorum and Voting.  At all meetings of the Board of Directors, the presence of one-half or more of the number of Directors then in office shall constitute a quorum for the transaction of business, provided that there shall be present at least two directors. In the absence of a quorum, a majority of the Directors present may adjourn the meeting, from time to time, until a quorum shall be present. The action of a majority of the Directors present at a meeting at which a quorum is present shall be the action of the Board of Directors, unless concurrence of a greater proportion is required for such action by law, by the Articles of Incorporation or by these Bylaws.

Section 11.  Action Without a Meeting.  Except as otherwise provided under the 1940 Act, any action required or permitted to be taken at any meeting of the Board of Directors or of any committee thereof may be taken without a meeting if a written consent which sets forth the action is given in writing or by electronic transmission by each member of the Board of Directors or such committee entitled to vote on the matter and filed in paper or electronic form with the minutes of proceedings of the Board of Directors or committee.

Section 12.  Compensation of Directors.  Directors shall be entitled to receive such compensation from the Corporation for their services as may from time to time be determined by resolution of the Board of Directors.  A Director who serves the Corporation in any other capacity also may receive compensation for such other services pursuant to a resolution of the Board of Directors.

Section 13.  Non-Disclosure Agreement.  If directed by 2/3 of the Directors, a Director shall be required as a condition to his or her service or continued service as a Director to execute and deliver to the Corporation an agreement (in such form and with such content as the Board of Directors shall approve) requiring all information received in a person’s capacity as a Director of the Corporation to be held confidential.

Section 14.  Requirement to Adhere to Corporation Policies.  If directed by 2/3 of the Directors, a Director shall be required as a condition to his or her service or continued service as a Director to execute and deliver to the Corporation an acknowledgment of the policies of the Corporation upon taking office as a Director and after any change in such policies of the Corporation.  Failure to adhere to any policies shall constitute grounds for the removal of the Director for “cause.”

ARTICLE IV
COMMITTEES

Section 1.  Organization.  By resolution adopted by the Board of Directors, the Board of Directors may designate one or more committees of the Board, including an Executive Committee. The chair and any vice chair of each such committee shall be elected by the committee from among its members. Each committee must be comprised of one or more members, each of whom must be a Director and shall hold committee membership at the pleasure of the Board. The Board of Directors shall have the power at any time to change the members of such committees and to fill vacancies in the committees. The Board of Directors may delegate to these committees any of its powers, to the extent permitted by law.

Section 2.  Executive Committee.  Unless otherwise provided by resolution of the Board of Directors, when the Board of Directors is not in session, the Executive Committee, if one is designated by the Board, shall have and may exercise all powers of the Board of Directors in the management of the business and affairs of the Corporation that may lawfully be exercised by an Executive Committee. The Chief Executive Officer and the President shall automatically be members of the Executive Committee.

Section 3.  Proceedings and Quorum.  In the absence of an appropriate resolution of the Board of Directors, each committee may adopt such rules and regulations governing its proceedings, quorum and manner of acting as it shall deem proper and desirable. In the event any member of any committee is absent from any meeting, the members thereof present at the meeting, whether or not they constitute a quorum, may appoint a member of the Board of Directors to act in the place of such absent member.

Section 4.  Other Committees.  The Board of Directors may appoint other committees, each consisting of one or more persons, who need not be Directors. Each such committee shall have such powers and perform such duties as may be assigned to it from time to time by the Board of Directors, but shall not exercise any power which may lawfully be exercised only by the Board of Directors or a committee thereof.

ARTICLE V
OFFICERS

Section 1.  General.  The officers of the Corporation shall include a President, a Treasurer, a Secretary, and a Chief Compliance Officer, and may include a Chief Executive Officer, a Chief Operating Officer, one or more Executive Vice Presidents, one or more Vice Presidents, one or more Assistant Treasurers or Assistant Secretaries and such other officers as the Directors may determine.

Section 2.  Election, Tenure and Qualifications.  The officers of the Corporation, except those appointed as provided in Section 12 of this Article V, may be elected by the Board of Directors at its first meeting and officers may be elected at any regular or special meeting of the Board thereafter.  Each officer shall hold office until his or her successor is elected and qualifies, his or her death, or his or her resignation or removal in the manner hereinafter provided.  Officers of the Corporation are appointed by the Directors and serve at the pleasure of the Board.  Any person may hold one or more offices of the Corporation except that no one person may serve concurrently as both President and Vice President. A person who holds more than one office in the Corporation may not act in more than one capacity to execute, acknowledge, or verify an instrument required by law to be executed, acknowledged, or verified by more than one officer. No officer need be a Director.

Section 3.  Vacancies and Newly Created Officers.  If any vacancy shall occur in any office by reason of death, resignation, removal, disqualification or other cause, or if any new office shall be created, such vacancies or newly created offices may be filled by the Board of Directors at any regular or special meeting or, in the case of any office created pursuant to Section 12 hereof, by any officer upon whom such power shall have been conferred by the Board of Directors.

Section 4.  Removal and Resignation.  Any officer may be removed from office by the vote of a majority of the members of the Board of Directors given at a regular meeting or any special meeting called for such purpose, if the Board has determined the best interests of the Corporation will be served by removal of that officer. Any officer may resign from office at any time by delivering a written resignation to the Board of Directors, the President, the Secretary, or any Assistant Secretary. Unless otherwise specified therein, such resignation shall take effect upon delivery.

Section 5.  Chief Executive Officer.  The Chief Executive Officer shall be the chief executive officer of the Corporation and, in the absence of the Chair of the Board of Directors or if no Chair of the Board has been elected, shall preside at all stockholders’ meetings and at all meetings of the Board and shall in general exercise the powers and perform the duties of a chief executive officer.  Subject to the supervision of the Board of Directors, the Chief Executive Officer shall have general charge of the business, affairs and property of the Corporation and general supervision over its officers, employees and agents. Except as the Board of Directors may otherwise order, the Chief Executive Officer may sign in the name and on behalf of the Corporation all deeds, bonds, contracts, or agreements. The Chief Executive Officer may perform any duties of the Chief Operating Officer and shall exercise such other powers and perform such other duties as from time to time may be assigned by the Board of Directors.

Section 6.  President.  At the request of the Chief Executive Officer, or in the absence or in the event of the disability of the Chief Executive Officer, the President may perform all the duties of the Chief Executive Officer and, when so acting, shall have all the powers of and be subject to all the restrictions upon the Chief Executive Officer.  Except as the Board of Directors may otherwise order, the President may sign in the name and on behalf of the Corporation all deeds, bonds, contracts, or agreements, whether or not the Chief Executive Officer is present and able to act.  The President shall exercise such other powers and perform such other duties as from time to time may be assigned by the Board of Directors.

Section 7.  Chief Operating Officer.  The Board of Directors may designate a Chief Operating Officer. The Chief Operating Officer shall have general authority over and general management and control of the business and affairs of the Corporation and shall perform the duties customarily performed by chief operating officers. In general, he or she shall discharge all duties incident to the office of a chief operating officer and such other duties as may be prescribed by the Directors and Chief Executive Officer from time to time.

Section 8.  Vice President(s).  The Executive Vice President shall have such powers and perform such duties as from time to time may be assigned to him or her by the Directors, the Chief Executive Officer, Chief Operating Officer or the President.  At the request or in the absence or disability of the President, the Executive Vice President (or, if there are two or more Executive Vice Presidents, then the senior Executive Vice President present and able to act) shall perform all the duties of the President, including those set forth in Section 6 of this Article, and, when so acting, shall have all the powers of the President.  The Vice President(s) shall have such powers and perform such duties as the Directors, Chief Executive Officer, or Executive Vice Presidents may determine.  At the request or in the absence or disability of the Executive Vice President(s), the Vice President (or, if there are two or more Vice Presidents, then the senior of the Vice Presidents present and able to act) shall perform all the duties of the Executive Vice President(s) and, when so acting, shall have all the powers of the Executive Vice President(s) for whom he or she is acting.  Notwithstanding Section 8, the Directors may designate an Executive Vice President or Vice President as the principal financial officer of the Corporation or to serve one or more other functions.  If an Executive Vice President or Vice President is designated as principal financial officer of the Corporation, he or she shall have general charge of the finances and books of account of the Corporation and shall report to the Directors annually regarding the financial condition of the Corporation as soon as practicable after the close of the Corporation's fiscal year.

Section 9.  Treasurer and Assistant Treasurers.  Except as otherwise provided by the Board of Directors, the Treasurer shall be the principal financial and accounting officer of the Corporation and shall have general charge of the finances and books of account of the Corporation. The Treasurer shall have general supervision of the funds and property of the Corporation and of the performance by the Custodian of its duties with respect thereto. The Treasurer shall render to the Board of Directors, whenever directed by the Board, an account of the financial condition of the Corporation and of all transactions as Treasurer; and as soon as practicable after the close of each financial year the Treasurer shall make and submit to the Board of Directors a like report for such financial year. The Treasurer shall perform all acts incidental to the office of Treasurer, subject to the control of the Board of Directors.

Any Assistant Treasurer may perform such duties of the Treasurer as the Treasurer or the Board of Directors may assign, and, in the absence of the Treasurer, may perform all the duties of the Treasurer.

Section 10.  Secretary and Assistant Secretaries.  The Secretary shall attend to the giving and serving of all notices of the Corporation and shall record all proceedings of the meetings of the stockholders and Directors in books to be kept for that purpose. The Secretary shall keep in safe custody the seal of the Corporation, and shall have responsibility for the records of the Corporation, including the stock books and such other books and papers as the Board of Directors may direct and such books, reports, certificates and other documents required by law to be kept, all of which shall at all reasonable times be open to inspection by any Director. The Secretary shall perform such other duties which appertain to this office or as may be required by the Board of Directors.

Any Assistant Secretary may perform such duties of the Secretary as the Secretary or the Board of Directors may assign, and, in the absence of the Secretary, may perform all the duties of the Secretary.

Section 11.  Chief Compliance Officer.  The Board of Directors shall designate a Chief Compliance Officer to the extent required by, and consistent with the requirements of, the 1940 Act. The Chief Compliance Officer, subject to the direction of and reporting to the Board of Directors, shall be responsible for the oversight of the Corporation’s compliance with the federal securities laws (as defined in Rule 38a-1 under the 1940 Act) and such other applicable regulatory requirements as the Board may specify. The designation, compensation and removal of the Chief Compliance Officer must be approved by the Board of Directors, including a majority of the directors who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Corporation. The Chief Compliance Officer shall perform such executive, supervisory and management functions and duties as the Board of Directors may assign to him or her from time to time.

Section 12.  Subordinate Officers.  The Board of Directors from time to time may appoint such other officers and agents as it may deem advisable, each of whom shall have such title, hold office for such period, have such authority and perform such duties as the Board of Directors may determine. The Board of Directors from time to time may delegate to one or more officers or agents the power to appoint any such subordinate officers or agents and to prescribe their respective rights, terms of office, authorities and duties. Any officer or agent appointed in accordance with the provisions of this Section 12 may be removed, either with or without cause, by any officer upon whom such power of removal shall have been conferred by the Board of Directors.

Section 13.  Remuneration.  The salaries or other compensation of the officers of the Corporation shall be fixed from time to time by resolution of the Board of Directors in the manner provided by Section 12 of Article III, except that the Board of Directors may by resolution delegate to any person or group of persons the power to fix the salaries or other compensation of any subordinate officers or agents appointed in accordance with the provisions of Section 12 of this Article V.

Section 14.  Surety Bond.  The Board of Directors may require any officer or agent of the Corporation to execute a bond (including, without limitation, any bond required by the 1940 Act and the rules and regulations of the Securities and Exchange Commission promulgated thereunder) to the Corporation in such sum and with such surety or sureties as the Board of Directors may determine, conditioned upon the faithful performance of his or her duties to the Corporation, including responsibility for negligence and for the accounting of any of the Corporation’s property, funds or securities that may come into his or her hands.

ARTICLE VI
CAPITAL STOCK

Section 1.  Certificates of Stock.  The interest of each stockholder of the Corporation shall be evidenced by certificates for shares of stock in such form as the Board of Directors may from time to time authorize, provided, however, the Board of Directors may, in its discretion, authorize the issuance of non-certificated shares. No certificate shall be valid unless it is signed by the Chair of the Board, the President or a Vice President and countersigned by the Secretary or an Assistant Secretary or the Treasurer or an Assistant Treasurer of the Corporation and sealed with the seal of the Corporation, or bears the facsimile signatures of such officers and a facsimile of such seal. In case any officer who shall have signed any such certificate, or whose facsimile signature has been placed thereon, shall cease to be such an officer (because of death, resignation or otherwise) before such certificate is issued, such certificate may be issued and delivered by the Corporation with the same effect as if he or she were such officer at the date of issue.

In the event that the Board of Directors authorizes the issuance of non-certificated shares of stock, the Board of Directors may, in its discretion and at any time, discontinue the issuance of share certificates and may, by written notice to the registered owners of each certificated share, require the surrender of share certificates to the Corporation for cancellation. Such surrender and cancellation shall not affect the ownership of shares of the Corporation.

Section 2.  Transfer of Shares.  Shares of stock of the Corporation shall be transferable on the books of the Corporation by the holder of record thereof in person or by his or her duly authorized attorney or legal representative (a) upon surrender and cancellation of a certificate or certificates for the same number of shares of the same class, duly endorsed or accompanied by proper instruments of assignment and transfer, with such proof of the authenticity of the signature as the Corporation or its agents may reasonably require, or (b) as otherwise prescribed by the Board of Directors. The shares of stock of the Corporation may be freely transferred, and the Board of Directors may, from time to time, adopt rules and regulations with reference to the method of transfer of the shares of stock of the Corporation. The Corporation shall be entitled to treat the holder of record of any share of stock as the absolute owner thereof for all purposes, and accordingly shall not be bound to recognize any legal, equitable or other claim or interest in such share on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise expressly provided by law or the statutes of the State of Maryland.

Section 3.  Stock Ledgers.  The stock ledgers of the Corporation, containing the names and addresses of the stockholders and the number of shares held by them respectively, shall be kept at the principal office of the Corporation or, if the Corporation employs a transfer agent, at the office of the transfer agent of the Corporation.

Section 4.  Transfer Agents and Registrars.  The Board of Directors may from time to time appoint or remove transfer agents and registrars of transfers for shares of stock of the Corporation, and it may appoint the same person as both transfer agent and registrar. Upon any such appointment being made all certificates representing shares of capital stock thereafter issued shall be countersigned by one of such transfer agents or by one of such registrars or by both and shall not be valid unless so countersigned. If the same person shall be both transfer agent and registrar, only one countersignature by such person shall be required.

Section 5.  Fixing of Record Date.  The Board of Directors may fix in advance a date as a record date for the determination of the stockholders entitled to notice of or to vote at any stockholders’ meeting or any adjournment thereof, or to express consent to corporate action in writing without a meeting, or to receive payment of any dividend or other distribution or allotment of any rights, or to exercise any rights in respect of any change, conversion or exchange of stock, or for the purpose of any other lawful action, provided that (1) such record date shall be within 90 days prior to the date on which the particular action requiring such determination will be taken; (2) the transfer books shall not be closed for a period longer than 20 days; and (3) in the case of a meeting of stockholders, the record date shall be at least ten days before the date of the meeting.

Section 6.  Lost, Stolen or Destroyed Certificates.  Before issuing a new certificate for stock of the Corporation alleged to have been lost, stolen or destroyed, the Board of Directors or any officer authorized by the Board may, in its discretion, require the owner of the lost, stolen or destroyed certificate (or his or her legal representative) to give the Corporation a bond or other indemnity, in such form and in such amount as the Board or any such officer may direct and with such surety or sureties as may be satisfactory to the Board or any such officer, sufficient to indemnify the Corporation against any claim that may be made against it on account of the alleged loss, theft or destruction of any such certificate or the issuance of such new certificate.

ARTICLE VII
FISCAL YEAR AND ACCOUNTANT

Section 1.  Fiscal Year.  The fiscal year of the Corporation shall, unless otherwise ordered by the Board of Directors, be twelve calendar months ending on October 31, except as otherwise established by the Board of Directors.

Section 2.  Accountant.

            A.        The Corporation shall employ an independent public accountant or a firm of independent public accountants as its Accountant to examine the accounts of the Corporation and to sign and certify financial statements filed by the Corporation. The Accountant’s certificates and reports shall be addressed both to the Board of Directors and to the stockholders. The employment of the Accountant shall be conditioned upon the right of the Corporation to terminate the employment forthwith without any penalty by vote of a majority of the outstanding voting securities at any stockholders’ meeting called for that purpose.

            B.        The members of the Board of Directors who are not “interested persons” (as defined in the 1940 Act) of the Corporation, acting by majority vote, shall select the Accountant in accordance with the requirements of the 1940 Act.

            C.        Any vacancy occurring between annual meetings due to the resignation of the Accountant may be filled by the vote of a majority of the members of the Board of Directors who are not interested persons.

ARTICLE VIII
CUSTODY OF SECURITIES

Section 1.  Employment of a Custodian.  As and to the extent required by the 1940 Act and the regulations thereunder, the Corporation shall place and at all times maintain in the custody of a Custodian (including any sub-custodian for the Custodian) all funds, securities and similar investments owned by the Corporation. The Custodian (and any sub-custodian) shall be a bank or trust company of good standing having an aggregate capital, surplus, and undivided profits not less than fifty million dollars ($50,000,000) that satisfies all applicable standards, financial or otherwise, pursuant to the 1940 Act or such other financial institution or other entity as shall be permitted by rule or order of the Securities and Exchange Commission. The Custodian shall be appointed from time to time by the Board of Directors, which shall fix its remuneration.

Section 2.  Termination of Custodian Agreement.  Upon termination of the agreement for services with the Custodian or inability of the Custodian to continue to serve, the Board of Directors shall promptly appoint a successor Custodian, but in the event that no successor Custodian can be found who has the required qualifications and is willing to serve, the Board of Directors shall call as promptly as possible a special meeting of the stockholders to determine whether the Corporation shall function without a Custodian or shall be liquidated. If so directed by resolution of the Board of Directors or by vote of the holders of a majority of the outstanding shares of stock of the Corporation, the Custodian shall deliver and pay over all property of the Corporation held by it as specified in such vote.

Section 3.  Other Arrangements.  The Corporation may make such other arrangements for the custody of its assets (including deposit arrangements) as may be required by any applicable law, rule or regulation.

ARTICLE IX
INDEMNIFICATION AND INSURANCE

Section 1.  Indemnification of Officers, Directors, Employees and Agents.  The Corporation shall indemnify its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the full extent provided and allowed by Section 2-418 of the Maryland General Corporate Law or a successor provision thereto concerning corporations, as amended from time to time, or any other applicable provisions of law. Notwithstanding anything herein to the contrary, no Director, officer, investment adviser or principal underwriter of the Corporation shall be indemnified in violation of Sections 17(h) and (i) of the 1940 Act. Expenses incurred by any such person in defending any proceeding to which he or she is a party by reason of service in the above-referenced capacities shall be paid in advance or reimbursed by the Corporation to the full extent permitted by law, including Sections 17(h) and (i) of the 1940 Act and other applicable law (including Maryland law and the 1940 Act). Corporation’s Transfer Agent shall have no rights to indemnification, advances or insurance under this Article IX except as approved by the Board.

Section 2.  Insurance of Officers, Directors, Employees and Agents.  The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against that person and incurred by that person in or arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Section 3.  Amendment.  No amendment, alteration or repeal of this Article or the adoption, alteration or amendment of any other provision of the Articles of Incorporation or Bylaws inconsistent with this Article shall adversely affect any right or protection of any person under this Article with respect to any act or failure to act which occurred prior to such amendment, alteration, repeal or adoption.

ARTICLE X
AMENDMENTS

Section 1.  General.  Except as provided in Section 2 of this Article X, all Bylaws of the Corporation, whether adopted by the Board of Directors or the stockholders, shall be subject to amendment, alteration or repeal, and new Bylaws may be made by the affirmative vote of a majority of either: (a) the holders of record of the outstanding shares of stock of the Corporation entitled to vote, at any annual or special meeting, the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal or new Bylaw; or (b) the Directors, at any regular or special meeting the notice or waiver of notice of which shall have specified or summarized the proposed amendment, alteration, repeal or new Bylaw.

Section 2.  By Stockholders Only.  No amendment of any section of these Bylaws shall be made except by the stockholders of the Corporation if the Bylaws provide that such section may not be amended, altered or repealed except by the stockholders. From and after the issue of any shares of the capital stock of the Corporation, no amendment, alteration or repeal of this Article X shall be made except by the affirmative vote of the holders of either: (a) more than two-thirds of the Corporation’s outstanding shares present at a meeting at which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the Corporation’s outstanding shares.

ARTICLE XI

EXCLUSIVE FORUM

Section 1.   Unless the Corporation consents in writing to the selection of an alternative forum, the Circuit Court for Baltimore City, Maryland, or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Northern Division, shall, to the fullest extent permitted by law, be the sole and exclusive forum for (a) any Internal Corporate Claim, as such term is defined in Section 1-101(p) of the Maryland General Corporation Law (the “MGCL”), or any successor provision thereof, (b) any derivative action or proceeding brought on behalf of the Corporation, (c) any action asserting a claim of breach of any duty owed by any director or officer or other employee of the Corporation to the Corporation or to the stockholders of the Corporation, (d) any action asserting a claim against the Corporation or any director or officer or other employee of the Corporation arising under, relating to, or connected in any way with any provision of the MGCL or any other part of Maryland statutory or common law or the Corporation’s Charter or these Bylaws or federal law, including, but not limited to, the 1940 Act, or (e) any other action asserting a claim against the Corporation or any director or officer or other employee of the Corporation that is governed by the internal affairs doctrine. None of the foregoing actions, claims or proceedings may be brought in any court sitting outside the State of Maryland unless the Corporation consents in writing to such court.  Any person or entity purchasing or otherwise acquiring any interest in any security of the Fund shall be deemed to have notice of, and consented to, the provisions of this Section.

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